Earnings Per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended					6 Months Ended
	Apr. 30, 2019		Jan. 31, 2019		Apr. 30, 2018	Apr. 30, 2019		Apr. 30, 2018
Basic earnings per common share
Net income attributable to common shareholders	$ 2,125	[1]	$ 2,107	[1]	$ 2,042	$ 4,232	[1]	$ 4,291
Weighted average number of common shares outstanding	1,224		1,226		1,198	1,225		1,199
Basic earnings per common share	$ 1.74	[1]	$ 1.72	[1]	$ 1.70	$ 3.46	[1]	$ 3.58
Diluted earnings per common share
Net income attributable to common shareholders	$ 2,125	[1]	$ 2,107	[1]	$ 2,042	$ 4,232	[1]	$ 4,291
Dilutive impact of share-based payment options and others	37		41		2	76		34
Net income attributable to common shareholders (diluted)	$ 2,162		$ 2,148		$ 2,044	$ 4,308		$ 4,325
Weighted average number of common shares outstanding	1,224		1,226		1,198	1,225		1,199
Dilutive impact of share-based payment options and others	28		29		5	28		16
Weighted average number of diluted common shares outstanding	1,252		1,255		1,203	1,253		1,215
Diluted earnings per common share	$ 1.73	[1]	$ 1.71	[1]	$ 1.70	$ 3.44	[1]	$ 3.56

[1]	The amounts for the period ended April 30, 2019 and January 31, 2019 have been prepared in accordance with IFRS 15; prior period amounts have not been restated (refer to Notes 3 and 4).